Segment information narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments narrative [abstract]
Total revenue realized in the country of domicile	€ 9,350	€ 8,145	€ 7,534